MEDICARE PART D (Tables)	12 Months Ended
Dec. 31, 2014
Insurance [Abstract]
Balance Sheet Amounts Associated With Medicare Part D
The consolidated balance sheets include the following amounts associated with Medicare Part D as of December 31, 2014 and 2013:

	2014		2013
	Risk Corridor Settlement	CMS Subsidies/ Discounts	Risk Corridor Settlement	CMS Subsidies/ Discounts
	(in millions)
Other current assets	$105	$1,690	$45	$743
Trade accounts payable and accrued expenses	(36)	(32)	(71)	(30)
Net current asset (liability)	$69	$1,658	$(26)	$713